UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       6-30-2005
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
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          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             07-27-2005
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          117
                                         -----------

Form 13F Information Table Value Total:  $   122,682
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Exxon Mobil Corporation        COMMON STOCK     91927806       5,379,997        93,614      SOLE          SOLE        SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      4,260,118        100,712     SOLE          SOLE        SOLE
Peabody Energy Corporation     COMMON STOCK                    3,898,577        74,915      SOLE          SOLE        SOLE
General Electric               COMMON STOCK     369604103      2,912,402        84,052      SOLE          SOLE        SOLE
Procter & Gamble               COMMON STOCK     742718109      2,866,752        54,346      SOLE          SOLE        SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      2,799,418        72,505      SOLE          SOLE        SOLE
AmeriGas Partners LP           COMMON STOCK     30975106       2,584,706        78,730      SOLE          SOLE        SOLE
Buckeye Partners LP            COMMON STOCK                    2,568,804        55,880      SOLE          SOLE        SOLE
Plum Creek Timber Co           COMMON STOCK     729251108      2,444,261        67,335      SOLE          SOLE        SOLE
Dell Computer Corp             COMMON STOCK     247025109      2,407,849        61,020      SOLE          SOLE        SOLE
Public Storage Inc.            COMMON STOCK                    2,374,405        37,540      SOLE          SOLE        SOLE
Apache Corp                    COMMON STOCK                    2,163,454        33,490      SOLE          SOLE        SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                    2,156,730        67,000      SOLE          SOLE        SOLE
Vodafone ADR                   COMMON STOCK     92857T107      2,136,780        87,861      SOLE          SOLE        SOLE
United Technologies            COMMON STOCK     913017109      2,085,837        40,620      SOLE          SOLE        SOLE
Sector SPDR Tech Select        COMMON STOCK                    1,984,729        99,635      SOLE          SOLE        SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      1,872,308        74,952      SOLE          SOLE        SOLE
San Juan Basin Royal Tr        COMMON STOCK     798241105      1,863,839        44,430      SOLE          SOLE        SOLE
Sector Spdr Engy Select        COMMON STOCK                    1,845,608        41,521      SOLE          SOLE        SOLE
FPL Group                      COMMON STOCK                    1,833,816        43,600      SOLE          SOLE        SOLE
Equity Office Pptys Tst        COMMON STOCK                    1,826,293        55,175      SOLE          SOLE        SOLE
Xcel Energy Inc                COMMON STOCK                    1,623,049        83,148      SOLE          SOLE        SOLE
Ebay Inc                       COMMON STOCK                    1,577,713        47,795      SOLE          SOLE        SOLE
Sector Spdr Health Fund        COMMON STOCK                    1,569,715        50,587      SOLE          SOLE        SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107       1,562,986        33,440      SOLE          SOLE        SOLE
Intel Corporation              COMMON STOCK     458140100      1,537,574        59,092      SOLE          SOLE        SOLE
Goldman Sachs Group Inc        COMMON STOCK                    1,494,593        14,650      SOLE          SOLE        SOLE
Ingersoll Rand                 COMMON STOCK                    1,457,324        20,425      SOLE          SOLE        SOLE
UnitedHealth Group             COMMON STOCK     910581107      1,448,449        27,780      SOLE          SOLE        SOLE
Devon Energy Corp New          COMMON STOCK                    1,413,212        27,885      SOLE          SOLE        SOLE
Anadarko Petroleum             COMMON STOCK     32511107       1,394,086        16,970      SOLE          SOLE        SOLE
WP Carey & Co LLC              COMMON STOCK                    1,379,381        47,110      SOLE          SOLE        SOLE
Cisco Systems                  COMMON STOCK     17275R102      1,331,402        69,780      SOLE          SOLE        SOLE
Allstate Corp                  COMMON STOCK     20002101       1,325,255        22,180      SOLE          SOLE        SOLE
U S Bancorp Del                COMMON STOCK                    1,323,023        45,309      SOLE          SOLE        SOLE
Home Depot                     COMMON STOCK     437076102      1,289,107        33,139      SOLE          SOLE        SOLE
Duke Energy                    COMMON STOCK     264399106      1,262,782        42,475      SOLE          SOLE        SOLE
Wells Fargo                    COMMON STOCK     949746101      1,248,473        20,274      SOLE          SOLE        SOLE
Sector Spdr Util Select        COMMON STOCK                    1,200,542        38,040      SOLE          SOLE        SOLE
Southern Company               COMMON STOCK     842587107      1,178,780        34,000      SOLE          SOLE        SOLE
Sherwin Williams               COMMON STOCK                    1,116,316        23,706      SOLE          SOLE        SOLE
Walt Disney                    COMMON STOCK     254687106      1,101,675        43,752      SOLE          SOLE        SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748R101      1,096,902        26,806      SOLE          SOLE        SOLE
Citigroup Inc.                 COMMON STOCK     172967101      1,093,016        23,643      SOLE          SOLE        SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,087,768        20,170      SOLE          SOLE        SOLE
Target Corp                    COMMON STOCK     872540109      1,056,044        19,409      SOLE          SOLE        SOLE
Sector Spdr Tr Con Stpls       COMMON STOCK                    1,040,244        45,725      SOLE          SOLE        SOLE
Zimmer Holdings Inc            COMMON STOCK     98956P102        983,431        12,911      SOLE          SOLE        SOLE
MBNA Corporation               COMMON STOCK     55262L100        968,469        37,021      SOLE          SOLE        SOLE
Microsoft Corporation          COMMON STOCK     594918104        946,528        38,105      SOLE          SOLE        SOLE
FedEx Corp                     COMMON STOCK                      942,146        11,630      SOLE          SOLE        SOLE
Johnson & Johnson              COMMON STOCK     478160104        899,405        13,837      SOLE          SOLE        SOLE
Questar Corporation            COMMON STOCK                      899,403        13,648      SOLE          SOLE        SOLE
BP PLC                         COMMON STOCK     55622104         878,498        14,083      SOLE          SOLE        SOLE
Quest Diagnostic Inc           COMMON STOCK                      863,507        16,210      SOLE          SOLE        SOLE
Wal Mart Stores Inc.           COMMON STOCK                      815,930        16,928      SOLE          SOLE        SOLE
Expeditors Int'l               COMMON STOCK                      806,175        16,185      SOLE          SOLE        SOLE
Clorox Co.                     COMMON STOCK                      792,116        14,216      SOLE          SOLE        SOLE
Abbott Laboratories            COMMON STOCK     2824100          778,867        15,892      SOLE          SOLE        SOLE
Time Warner Inc.               COMMON STOCK     887317105        761,408        45,566      SOLE          SOLE        SOLE
Walgreen Company               COMMON STOCK     931422109        753,546        16,385      SOLE          SOLE        SOLE
Washington Mutual Inc          COMMON STOCK                      746,051        18,335      SOLE          SOLE        SOLE
3M Company                     COMMON STOCK     604059105        729,796        10,094      SOLE          SOLE        SOLE
Alcoa Inc.                     COMMON STOCK     13817101         728,766        27,890      SOLE          SOLE        SOLE
McGraw Hill Cos Inc            COMMON STOCK                      718,841        16,245      SOLE          SOLE        SOLE
Medtronic Inc.                 COMMON STOCK     585055106        689,428        13,312      SOLE          SOLE        SOLE
Ishares Tr MSCI EAFE Fd        COMMON STOCK                      677,350        12,929      SOLE          SOLE        SOLE
Qualcomm Inc                   COMMON STOCK                      668,122        20,240      SOLE          SOLE        SOLE
Pfizer Incorporated            COMMON STOCK     717081103        661,258        23,976      SOLE          SOLE        SOLE
Conagra                        COMMON STOCK                      653,367        28,211      SOLE          SOLE        SOLE
Emerson Electric Company       COMMON STOCK     291011104        612,835         9,785      SOLE          SOLE        SOLE
Keycorp Inc New                COMMON STOCK                      603,330        18,200      SOLE          SOLE        SOLE
Sector Spdr Indl Select        COMMON STOCK                      598,177        20,360      SOLE          SOLE        SOLE
EOG Resources                  COMMON STOCK     293562104        582,768        10,260      SOLE          SOLE        SOLE
Biotech Holders TRUST          COMMON STOCK                      568,820         3,400      SOLE          SOLE        SOLE
Sector Spdr Fincl Select       COMMON STOCK                      559,783        18,995      SOLE          SOLE        SOLE
General Dynamics Corp          COMMON STOCK                      546,057         4,985      SOLE          SOLE        SOLE
Chevron Corp                   COMMON STOCK     166741100        526,052         9,407      SOLE          SOLE        SOLE
Omnicom Group Inc              COMMON STOCK     681919106        524,201         6,564      SOLE          SOLE        SOLE
Stryker Corp                   COMMON STOCK                      487,252        10,245      SOLE          SOLE        SOLE
Polaris Industries             COMMON STOCK     731068102        483,570         8,955      SOLE          SOLE        SOLE
Verizon Communications         COMMON STOCK     92343V104        475,063        13,750      SOLE          SOLE        SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                      465,794         6,860      SOLE          SOLE        SOLE
Sysco Corp.                    COMMON STOCK     871829107        435,655        12,038      SOLE          SOLE        SOLE
Altria Group                   COMMON STOCK                      422,747         6,538      SOLE          SOLE        SOLE
Lifepoint Hospitals Inc        COMMON STOCK                      375,587         7,430      SOLE          SOLE        SOLE
Hewlett Packard Company        COMMON STOCK     428236103        368,519        15,675      SOLE          SOLE        SOLE
American Express Company       COMMON STOCK     25816109         356,641         6,700      SOLE          SOLE        SOLE
Block H & R Incorporated       COMMON STOCK                      350,975         6,015      SOLE          SOLE        SOLE
Waste Management Inc Del       COMMON STOCK                      345,465        12,190      SOLE          SOLE        SOLE
Sector Spdr Consumer Fd        COMMON STOCK                      337,306        10,290      SOLE          SOLE        SOLE
Sector Spdr Materials Fd       COMMON STOCK                      333,198        12,277      SOLE          SOLE        SOLE
IBM                            COMMON STOCK     459200101        325,886         4,392      SOLE          SOLE        SOLE
I Shares Tr DJ US Utils        COMMON STOCK                      309,400         4,000      SOLE          SOLE        SOLE
Fiserv Inc                     COMMON STOCK                      303,575         7,078      SOLE          SOLE        SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        299,222         7,167      SOLE          SOLE        SOLE
General Mills Inc.             COMMON STOCK     370334104        299,222         6,395      SOLE          SOLE        SOLE
Nokia Corp                     COMMON STOCK     654902204        298,688        17,950      SOLE          SOLE        SOLE
First Data Corporation         COMMON STOCK                      298,561         7,438      SOLE          SOLE        SOLE
HSBC Hldgs Plc Adr New         COMMON STOCK                      277,580         3,485      SOLE          SOLE        SOLE
Caterpillar Inc.               COMMON STOCK     149123101        274,779         2,883      SOLE          SOLE        SOLE
Bard C R Incorporated          COMMON STOCK                      266,373         4,005      SOLE          SOLE        SOLE
Auto Data Processing           COMMON STOCK     53015103         261,473         6,230      SOLE          SOLE        SOLE
Applied Materials Inc          COMMON STOCK     3822105          253,298        15,655      SOLE          SOLE        SOLE
Donaldson Company Inc          COMMON STOCK                      249,009         8,210      SOLE          SOLE        SOLE
Noble Corporation              COMMON STOCK                      245,732         3,995      SOLE          SOLE        SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001      240,502         3,167      SOLE          SOLE        SOLE
American Intl Group Inc.       COMMON STOCK     26874107         238,791         4,110      SOLE          SOLE        SOLE
Amgen, Inc.                    COMMON STOCK     31162100         233,678         3,865      SOLE          SOLE        SOLE
Best Buy Inc                   COMMON STOCK                      220,046         3,210      SOLE          SOLE        SOLE
Vanguard Index Trust Total Sto COMMON STOCK                      214,304         1,829      SOLE          SOLE        SOLE
Barrick Gold                   COMMON STOCK                      200,240         8,000      SOLE          SOLE        SOLE
Oracle Corp.                   COMMON STOCK     68389X105        141,398        10,712      SOLE          SOLE        SOLE
Vodafone Group Plc Ord         COMMON STOCK                       31,749        13,000      SOLE          SOLE        SOLE
Ben Ezra Weinstein New         COMMON STOCK                            5        50,000      SOLE          SOLE        SOLE
Eclipse Corporation            COMMON STOCK                            0       200,000      SOLE          SOLE        SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          SOLE        SOLE